Debt - Senior Secured Notes (Details)		1 Months Ended	12 Months Ended
	Nov. 07, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) rig	Feb. 28, 2023 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of private placement			$ 50,000,000
Number of rigs completed | rig			22
1.54 billion USD notes
Debt Instrument [Line Items]
Principal	$ 1,540,000,000	$ 1,540,000,000	$ 1,540,000,000
Debt Instrument, Annual Principal Payment			$ 100,000,000
1.54 billion USD notes | Annual
Debt Instrument [Line Items]
Redemption price %			105.00%
1.54 billion USD notes | Cash Sweep
Debt Instrument [Line Items]
Redemption price %			105.00%
1.54 billion USD notes | Exceeds 3 to 1
Debt Instrument [Line Items]
Debt instruments as % of excess cash flows			75.00%
1.54 billion USD notes | Between 2 and 3
Debt Instrument [Line Items]
Debt instruments as % of excess cash flows			50.00%
1.54 billion USD notes | Between 1.5 and 2
Debt Instrument [Line Items]
Debt instruments as % of excess cash flows			25.00%
2028 Notes
Debt Instrument [Line Items]
Principal		1,025,000,000.000
Principal issued	$ 1,025,000,000	$ 1,025,000,000
Issue price %	97.75%
Proceeds from debt, net of discount and issuance costs	$ 1,001,900,000
Debt instrument, interest rate	10.00%		10.00%
2028 Notes | Prior to Nov 15 2025 | Equity offering
Debt Instrument [Line Items]
Redemption price %			110.00%
Redemption price, % of principal amount redeemed			40.00%
Principal amount outstanding %			60.00%
2028 Notes | Prior to Nov 15 2025 | No equity offering
Debt Instrument [Line Items]
Redemption price %			103.00%
Principal amount outstanding %			10.00%
2030 Notes
Debt Instrument [Line Items]
Principal issued	$ 515,000,000
Issue price %	97.00%
Proceeds from debt, net of discount and issuance costs	$ 499,500,000
Debt instrument, interest rate	10.375%		10.375%
Redemption price, % of principal amount redeemed, triggering event			101.00%
2030 Notes | Prior to Nov 15 2025 | Equity offering
Debt Instrument [Line Items]
Redemption price %			110.375%
Redemption price, % of principal amount redeemed			40.00%
Principal amount outstanding %			60.00%
2030 Notes | Prior to Nov 15 2025 | No equity offering
Debt Instrument [Line Items]
Redemption price %			103.00%
Redemption price, % of principal amount redeemed during 12 months			10.00%
Senior secured bonds, due 2026
Debt Instrument [Line Items]
Principal			$ 150,000,000	$ 150,000,000